Segment Reporting and Business Concentrations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 180,807	$ 157,913	$ 355,060	$ 310,108	$ 653,721	$ 563,677	$ 500,908
Property and equipment, net	54,062		54,062		55,274	62,790	35,818
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	171,255	149,647	337,161	294,026	602,418	529,521	474,344
Property and equipment, net	53,971		53,971		55,103	62,368	35,220
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	9,552	$ 8,266	17,899	$ 16,082	51,303	34,156	26,564
Property and equipment, net	$ 91		$ 91		$ 171	$ 422	$ 598